Financial Risk Management (Details) - Schedule of Demonstrates the Financial Debts - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Demonstrates the Financial Debts [Abstract]
Total derivatives	R$ (61,010)	R$ (24,421)
Loans, financing and debentures	554,638	453,041
Total acquisitions payable	156,666	41,248
Liabilities	650,294	469,868
Less: cash and cash equivalents	(383,837)	(435,493)	R$ (1,059,107)	R$ (171,045)
Less: marketable securities	(49,785)	(114,450)
Total Securities	(433,622)	(549,943)
Net debt (net cash)	216,672	(80,075)
Total equity	R$ 2,197,142	R$ 2,216,048	R$ 2,182,601	R$ 1,121,569
Leverage ratio	9.86%